Oak Ridge Disciplined Growth Fund Class A Shares (ORDGX) Class I Shares (ODGIX)

Summary Prospectus	October 10, 2017

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at http://oakridgeinvest.com/mutual-funds/fund-literature/. You may also obtain this information at no cost by calling 855-551-5521 or by sending an e-mail request to oakridgefunds@umb.com. The Fund’s Statutory Prospectus and Statement of Additional Information, both dated October 1, 2017, as each may be further amended or supplemented are incorporated by reference into this Summary Prospectus.

Investment Objective
The investment objective of the Oak Ridge Disciplined Growth Fund (the “Fund”) is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 60 of the Statutory Prospectus and in “APPENDIX A – Waivers and Discounts Available from Intermediaries” of the Statutory Prospectus.

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		1.00%[1]		None
Redemption fee (as a percentage of amount redeemed)		None		None
Wire fee		$20		$20
Overnight check delivery fee		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.70%		0.70%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		44.70%		44.70%
Shareholder servicing fee	0.07%		0.07%
All other expenses	44.63%		44.63%
Acquired fund fees and expenses		0.02%		0.02%
Total annual fund operating expenses		45.67%		45.42%
Fees waived and/or expenses reimbursed[2]		(44.45)%		(44.45)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]		1.22%		0.97%

1
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 0.95% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2027, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A shares	$692	$940	$1,207	$1,967
Class I shares	$99	$309	$536	$1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the period July 29, 2016 (commencement date) through May 31, 2017, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of issuers that are organized in the United States and the securities of which are principally traded on a major U.S. exchange. The equity securities in which the Fund principally invests include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities, equity interests in real estate investment trusts (“REITs”), warrants and rights. The Fund may also invest in initial public offerings (“IPOs”) of equity securities. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as the information technology sector. The Fund will generally consist of a diversified all cap portfolio of between 40 to 70 holdings. The Fund will generally invest in companies with market capitalizations of $500 million or greater at time of purchase. While the Fund may invest in equity securities of issuers in all market capitalization ranges, the majority of its holdings are expected to be in larger capitalization companies.

The Fund may invest up to 20% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers will be primarily through investments in American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

When selecting securities for the Fund’s portfolio, the Fund’s advisor uses a “growth” style of management and seeks to identify companies with above average potential for earnings growth. A growth style of investing is based on the premise that, over the long term, stock price appreciation follows growth in earnings and revenues. Using an investment strategy developed by the advisor, investment decisions are based primarily on the fundamental analysis of individual companies, rather than on broad economic forecasts. The advisor’s principal analytical technique involves seeking to identify companies with earnings and revenues that are not only growing, but growing at a sustainable pace with strong competitive advantages. When making purchase decisions for the Fund, the advisor uses a bottom-up approach that involves three primary components:

•
Research — The advisor analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.

•	Fundamentals — Once a potential investment is identified, the advisor considers whether the issuer possesses certain attributes that the advisor believes a “buy” candidate should possess.

•
Valuation — Finally, the advisor values companies by considering metrics such as price-to-sales ratios, and price-to-earnings growth ratios within a peer group. From this process, the Fund’s portfolio managers construct a list of securities for the Fund to purchase, within the context of appropriate portfolio diversification for the Fund.

Principal Risks of Investing
Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small Cap and Mid Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

REIT Risk. The Fund may invest in REITs. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

IPO Risk. The Fund may invest in securities issued in initial public offerings. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2017, 35.1% of the Fund’s assets were invested in the information technology sector. Performance of companies in the information technology sector may be adversely impacted by many factors, including, among others, intense competition, consumer preferences, problems with product compatibility and government regulation. In addition, as of May 31, 2017, 20.3% of the Fund’s assets were invested in the health care sector. Performance of companies in the health care sector may be affected by, among other things, government regulation, industry innovation, and extensive litigation based on product liability and similar claims.

Performance
The Fund commenced operations on July 29, 2016 and therefore does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Investment Advisor
Oak Ridge Investments, LLC (“Oak Ridge” or the “Advisor”).

Portfolio Managers
The portfolio management team is comprised of Robert G. McVicker, Executive Vice President and Senior Portfolio Manager and David M. Klaskin, Chief Executive Officer and Chief Investment Officer. Messrs. McVicker and Klaskin have been jointly and primarily responsible for the day-to-day management of the Fund’s portfolio since its inception on July 29, 2016.

Purchase and Sale of Fund Shares
Currently, Class A Shares are not available for purchase. The Fund offers one class of shares: the Class I Shares. It is expected that the Class A Shares will be made available within 12 months of the Fund’s inception. To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
All Accounts	$1,000	$100
Class I Shares
All Accounts	$1,000,000	None

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

Tax Information
The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.